Exhibit 99.1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Federal Home Loan Mortgage Corporation 8100 Jones Branch Drive McLean, Virginia 22102

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to certain information with respect to a portfolio of mortgage assets in connection with the proposed offering of certain classes of FREMF 2026-K184 Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2026-K184 and Freddie Mac Structured Pass-Through Certificates, Series K-184. Federal Home Loan Mortgage Corporation (“Freddie Mac” or the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, J.P. Morgan Securities LLC and BofA Securities, Inc. (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 26, 2026, representatives of Freddie Mac provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing 34 mortgage loans that are secured by 34 mortgaged properties (the “Mortgage Assets”).

Member of Deloitte Touche Tohmatsu Limited

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From September 24, 2026 through October 26, 2026, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets. We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (except for the characteristics identified as “None - provided by Freddie Mac” or “Not applicable” on Appendix A) set forth on the Data File (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) the existence or ownership of the Mortgage Assets or (iii) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the information in the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

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None of the engagement, procedures or report were intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not to be used, distributed, circulated, quoted or otherwise referred to for any other purpose, nor is it to be filed with or referred to in whole or in part in any other document.

Yours truly,

/s/ Deloitte & Touche LLP

October 26, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of Freddie Mac, with respect to each of the Mortgage Assets (the “Source Documents”):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the “Note”);

Loan agreement, multifamily loan and security agreement and/or amendment to multifamily loan and security agreement and other loan documents (collectively, the “Loan Agreement”);

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the “DOT”);

Closing statement (the “Closing Statement”);

Escrow agreement and/or list of escrows held (collectively, the “Escrow Agreement”);

Commitment letter, exhibit A and/or ERLA (collectively, the “Commitment”);

Electronic data file containing certain regulatory information for specific Mortgage Assets (the “Regulatory Agreement Summary”);

Guaranty agreements and/or exceptions to non-recourse agreement (collectively, the “Guaranty”);

Title policy or pro-forma title policy (collectively, the “Title Policy”);

Real estate property appraisal report (the “Appraisal Report”);

United States Postal Service website – www.usps.com (the “USPS”);

Zoning report or zoning summary (collectively, the “Zoning Report”);

Property condition report or physical risk report (collectively, the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

MSA file report (the “MSA File”);

Seismic report or zoning map (collectively, the “Seismic Report”);

Final investment brief, underwriter’s summary report and/or financial update (collectively, the “Investment Brief”);

Property inspection and lease audit (the “Property Inspection and Lease Audit”);

Asset Summary of Mortgage Loan (the “ASR”);

Borrower rent roll (the “Rent Roll”);

Commercial lease (the “Commercial Lease”);

Secondary financing document, subordinate promissory note, subordinate loan agreement, subordination agreement and/or modification, renewal and extension agreement (collectively, the “Secondary Financing Document”);

Property management agreement and/or assignment of management agreement (collectively, the “Management Agreement”);

Cash management agreement, lockbox agreements and/or legal summary (collectively, the “Cash Management Agreement”);

Non-consolidation opinion (the “Non-Consolidation Opinion”);

Trustee bid letter (the “Trustee Bid”); and

CRA report (the “CRA Report”).

*****

	Characteristic	Source Document
1	Loan No. / Property No.	None - provided by Freddie Mac
2	Loan Group	None - provided by Freddie Mac
3	Freddie Mac Loan Number	Note
4	Property Name	None - provided by Freddie Mac
5	Optigo Lender	Note
6	Street Address	Appraisal Report, Engineering Report, USPS
7	Property City	Appraisal Report, Engineering Report, USPS
8	County	Appraisal Report, Engineering Report, USPS
9	Property State	Appraisal Report, Engineering Report, USPS
10	Metropolitan Statistical Area	MSA File
11	Zip Code	Engineering Report, Appraisal Report, USPS
12	Property Type	Appraisal Report
13	Property SubType	Appraisal Report
14	Cut-Off Date	None - provided by Freddie Mac
15	Original Loan Amount	Note
16	Cut-Off Date Loan Amount	Refer to calculation procedures below
17	Maturity Balance	Refer to calculation procedures below
18	% of Cut-Off Date Pool Balance	Refer to calculation procedures below
19	% of Cut-Off Date Loan Group Balance	Refer to calculation procedures below
20	Note Date	Note
21	Gross Interest Rate	Note
22	Rate Type	Note
23	Accrual Basis	Note
24	Monthly Debt Service Amount (Amortizing)	Refer to calculation procedures below
25	Monthly Debt Service Amount (IO)	Refer to calculation procedures below
26	First Payment Date	Note
27	Maturity Date	Note
28	Payment Date	Note

Characteristic	Source Document
29	Loan Amortization Type	Note
30	Amortization Term (Original)	Refer to calculation procedures below
31	Loan Term (Original)	Refer to calculation procedures below
32	Amortization Term (Remaining)	Refer to calculation procedures below
33	Loan Term (Remaining)	Refer to calculation procedures below
34	Seasoning	Refer to calculation procedures below
35	IO Period	Refer to calculation procedures below
36	Prepayment Provision	Note, Loan Agreement
37	Defeasance To Maturity (Yes/No)	Note, Loan Agreement
38	Partial Defeasance Permitted (Yes/No)	Note, Loan Agreement
39	Appraised Value	Appraisal Report
40	Appraised Value Type	Appraisal Report
41	Appraisal Valuation Date	Appraisal Report
42	Year Built	Engineering Report, Appraisal Report
43	Year Renovated	Engineering Report, Appraisal Report
44	Total Units	Rent Roll, Appraisal Report
45	Affordable LI Units (<=80% AMI)	CRA Report
46	Affordable LI Units (<=60% AMI)	CRA Report
47	Affordable VLI Units (<=50% AMI)	CRA Report
48	Unit of Measure	Rent Roll, Appraisal Report
49	FIRREA Eligible (Yes/No)	Appraisal Report
50	Zoning Status	Zoning Report, Appraisal Report
51	Lien Position	Title Policy
52	Title Vesting (Fee/Leasehold/Both)	Title Policy
53	Ground Lease Rent	Not applicable
54	Ground Lease Maturity Date	Not applicable
55	Ground Lease Expiration Date w/ Extensions	Not applicable
56	Cut-Off Date LTV	Refer to calculation procedures below
57	Maturity LTV	Refer to calculation procedures below
58	UW EGI	Investment Brief, ASR
59	UW Expenses	Investment Brief, ASR
60	UW NOI	Investment Brief, ASR
61	Underwritten Annual Reserves	Investment Brief, ASR
62	UW NCF	Investment Brief, ASR
63	UW NCF DSCR	Refer to calculation procedures below
64	UW NCF DSCR (IO)	Refer to calculation procedures below
65	Most Recent Financial End Date	Investment Brief, ASR
66	Most Recent EGI	Investment Brief, ASR
67	Most Recent Expenses	Investment Brief, ASR
68	Most Recent NOI	Investment Brief, ASR
69	Most Recent NCF	Investment Brief, ASR
70	Most Recent DSCR (NCF)	Refer to calculation procedures below

Characteristic	Source Document
71	2nd Most Recent Financial End Date	Investment Brief, ASR
72	2nd Most Recent EGI	Investment Brief, ASR
73	2nd Most Recent Expenses	Investment Brief, ASR
74	2nd Most Recent NOI	Investment Brief, ASR
75	2nd Most Recent NCF	Investment Brief, ASR
76	2nd Most Recent DSCR (NCF)	Refer to calculation procedures below
77	3rd Most Recent Financial End Date	Investment Brief, ASR
78	3rd Most Recent EGI	Investment Brief, ASR
79	3rd Most Recent Expenses	Investment Brief, ASR
80	3rd Most Recent NOI	Investment Brief, ASR
81	3rd Most Recent NCF	Investment Brief, ASR
82	3rd Most Recent DSCR (NCF)	Refer to calculation procedures below
83	Occupancy %	Rent Roll/Appraisal Report
84	Occupancy as of Date	Rent Roll
85	Monthly Rent per Unit	Refer to calculation procedures below
86	Tenant Concentration Type	Property Inspection and Lease Audit
87	% of Tenant Concentration	Property Inspection and Lease Audit
88	Non-Compliance Provisions (Yes/No)	Loan Agreement
89	Regulatory Agreement (Yes/No)	Regulatory Agreement Summary
90	Rental Subsidy Indicator (Yes/No)	None - provided by Freddie Mac
91	Rental Subsidy Type	None - provided by Freddie Mac
92	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Regulatory Agreement Summary
93	Type of Regulatory Agreement(s)	Regulatory Agreement Summary
94	Description of Regulatory Agreement(s)	Regulatory Agreement Summary
95	% Units with Income Restrictions	Regulatory Agreement Summary
96	% Units with Rent Restrictions	Regulatory Agreement Summary
97	HAP Maturity Date	Regulatory Agreement Summary
98	Condo Ownership (% or N/A)	Loan Agreement
99	Amount Sq. Ft - Commercial	Appraisal Report, Commercial Lease
100	% of GPR from Commercial Rental Income	Refer to calculation procedures below
101	Phase I Environmental Report Date	Phase I Report
102	Phase II Recommended (Yes/No)	Phase I Report
103	Phase II Performed (Yes/No)	Not applicable
104	Phase II Environmental Report Date	Not applicable
105	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Report
106	Engineering Report Date	Engineering Report
107	Immediate Repairs Cost Estimate	Engineering Report
108	Replacement Reserves Cost Estimate per Year	Engineering Report
109	Seismic Report Date	Seismic Report
110	Elevated Seismic Hazard Region or PGA ≥ 0.15g (Yes/No)	Seismic Report, Engineering Report
111	PML Report Required (Yes/No)	Engineering Report, Investment Brief

	Characteristic	Source Document
112	PML (%)	Seismic Report
113	Engineering Reserve/Deferred Maintenance (Yes/No)	Escrow Agreement, Loan Agreement, Closing Statement
114	Replacement Reserve (Initial)	Escrow Agreement, Loan Agreement, Closing Statement
115	Tax Reserve (Yes/No)	Escrow Agreement, Loan Agreement, Closing Statement
116	Insurance Reserve (Yes/No)	Escrow Agreement, Loan Agreement, Closing Statement
117	Replacement Reserve (Yes/No)	Escrow Agreement, Loan Agreement, Closing Statement
118	Other Reserve Description	Escrow Agreement, Loan Agreement, Closing Statement
119	Other Reserve (Initial)	Escrow Agreement, Loan Agreement, Closing Statement
120	Other Reserve (Monthly)	Escrow Agreement, Loan Agreement
121	Springing Reserve Type	Loan Agreement, Escrow Agreement
122	Springing Reserve Amount	Loan Agreement, Escrow Agreement
123	Cash Management (Description or N/A)	Cash Management Agreement
124	Lockbox (Yes/No)	Cash Management Agreement
125	Additional Financing In Place (Existing) (Yes/No)	Secondary Financing Document, Loan Agreement
126	Additional Financing Amount (Existing)	Secondary Financing Document, Loan Agreement
127	Additional Financing Description (Existing)	Secondary Financing Document, Loan Agreement
128	CDCR (combined DCR)	Refer to calculation procedures below
129	CLTV (combined LTV)	Refer to calculation procedures below
130	Future Mezzanine Debt (Yes/No)	Loan Agreement
131	Future Supplemental Financing (Yes/No)	Loan Agreement
132	Future Supplemental Financing Description	Loan Agreement
133	Substitution Permitted (Yes/No)	Loan Agreement, DOT
134	Number of Properties	Loan Agreement, Appraisal Report
135	Collateral Release Price ($ or N/A)	Loan Agreement, DOT
136	Crossed Loans	Loan Agreement, DOT
137	Release (Yes or No or N/A)	Loan Agreement
138	Release Provisions (Description or N/A)	Loan Agreement
139	Loan Purpose (Acquisition, Refinance)	Loan Agreement, Closing Statement
140	Borrowing Entity	Note, Loan Agreement
141	Entity Type	Note, Loan Agreement
142	Borrower Principal	None - provided by Freddie Mac
143	Related Borrower Loans	Guaranty
144	Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Loan Agreement, DOT
145	Tenants In Common (Yes/No)	Loan Agreement
146	Delaware Statutory Trust (Yes/No)	Loan Agreement, DOT
147	Independent Director (Yes/No)	Loan Agreement
148	Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
149	Assumption Fee	Loan Agreement

	Characteristic	Source Document
150	Recourse (Yes/No)	Note, Guaranty
151	1031 Exchange (Yes/ No)	Loan Agreement
152	Expansion Project (Yes/No)	Loan Agreement
153	Bad Boy Indemnitor / Guarantor	Guaranty
154	Environmental Indemnitor (Name or N/A)	Note, Guaranty, Loan Agreement
155	Environmental Carveout (Yes/No)	Note, Guaranty, Loan Agreement
156	Fraud Carveout (Yes/No)	Note, Guaranty
157	Misapplication of Rent and Insurance Proceeds Carveout (Yes/No)	Note, Guaranty
158	Voluntary Bankruptcy Carveout (Yes/No)	Note, Guaranty
159	Waste Carveout (Yes/No)	Note, Guaranty
160	Borrower/Principal Liquid Assets	None - provided by Freddie Mac
161	Borrower/Principal Net Worth	None - provided by Freddie Mac
162	Management Company	Management Agreement
163	Primary Servicing Fee	Commitment
164	Master Servicing Fee	None - provided by Freddie Mac
165	Trustee Fee	Trustee Bid
166	Master Servicing Surveillance Fee	None - provided by Freddie Mac
167	Special Servicing Surveillance Fee	None - provided by Freddie Mac
168	CREFC Royalty Fee	None - provided by Freddie Mac
169	Administration Fee Rate	Refer to calculation procedures below
170	Net Mortgage Interest Rate	Refer to calculation procedures below

With respect to Characteristic 16, assuming, at your request, no prepayments of principal, we recomputed the Cut-Off Date Loan Amount using the First Payment Date, the Original Loan Amount, the Accrual Basis, the Monthly Debt Service Amount (Amortizing), the Gross Interest Rate, the IO Period and the Cut-Off Date. At the request of representatives of Freddie Mac, Cut-Off Date Loan Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 17, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, the Monthly Debt Service Amount (Amortizing), the Original Loan Amount, the Accrual Basis, the Gross Interest Rate, the IO Period and the Maturity Date. At the request of representatives of Freddie Mac, Maturity Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 18, we recomputed the % of Cut-Off Date Pool Balance by dividing the (i) Cut-Off Date Loan Amount by (ii) sum of each of the Mortgage Assets’ Cut-Off Date Loan Amount.

With respect to Characteristic 19, we recomputed the % of Cut-Off Date Loan Group Balance by dividing the (i) Cut-Off Date Loan Amount by (ii) sum of each of the Mortgage Assets’ Cut-Off Date Loan Amount for each applicable Loan Group.

With respect to Characteristic 24, (i) for those Mortgage Assets with a Loan Amortization Type of “Interest Only,” if any, we compared the Monthly Debt Service Amount (Amortizing) to the Monthly Debt Service Amount (IO) and (ii) for those Mortgage Assets with a Loan Amortization Type of “Partial IO” or “Balloon,” if any, we compared the Monthly Debt Service Amount (Amortizing) to the corresponding information set forth on the Note.

With respect to Characteristic 25, we recomputed the Monthly Debt Service Amount (IO) as one twelfth of the product of (i) the Original Loan Amount, (ii) the Gross Interest Rate and (iii) a fraction equal to 365/360. This procedure was not performed for those Mortgage Assets with a Loan Amortization Type of “Balloon,” if any.

With respect to Characteristic 30, we recomputed the Amortization Term (Original) by using the Original Loan Amount, the Monthly Debt Service Amount (Amortizing) and the Gross Interest Rate and a 30/360 Accrual Basis. This procedure was not performed for those Mortgage Assets with a Loan Amortization Type of “Interest Only.”

With respect to Characteristic 31, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 32, we recomputed the Amortization Term (Remaining) by subtracting the (i) Seasoning from (ii) Amortization Term (Original). With respect to those Mortgage Assets with a Loan Amortization Type of “Partial IO,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the IO Period. This procedure was not performed for those Mortgage Assets with a Loan Amortization Type of “Interest Only,” if any.

With respect to Characteristic 33, we recomputed the Loan Term (Remaining) by subtracting the (i) Seasoning from (ii) Loan Term (Original).

With respect to Characteristic 34, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-Off Date.

With respect to Characteristic 35, (i) for those Mortgage Assets with a Loan Amortization Type of “Partial IO,” we recomputed the IO Period by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the first principal and interest installment due date (as set forth on the Note) and (ii) for those Mortgage Assets with a Loan Amortization Type of “Interest Only,” if any, we compared the IO Period to the Loan Term (Original). This procedure was not performed for those Mortgage Assets with a Loan Amortization Type of “Balloon,” if any.

With respect to Characteristic 56, we recomputed the Cut-Off Date LTV by dividing the (i) Cut-Off Date Loan Amount by (ii) Appraised Value. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-Off Date Loan Amount.

With respect to Characteristic 57, we recomputed the Maturity LTV by dividing the (i) Maturity Balance by (ii) Appraised Value. With respect to a cross collateralized Mortgage Asset, if any

(as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-Off Date Loan Amount.

With respect to Characteristic 63, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) annualized Monthly Debt Service Amount (Amortizing). With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-Off Date Loan Amount.

With respect to Characteristic 64, we recomputed the UW NCF DSCR (IO) by dividing the (i) UW NCF by (ii) annualized Monthly Debt Service Amount (IO). With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-Off Date Loan Amount. This procedure was not performed for those Mortgage Assets with a Loan Amortization Type of “Balloon,” if any.

With respect to Characteristic 70, we recomputed the Most Recent DSCR (NCF) by dividing the (i) Most Recent NCF by (ii) annualized Monthly Debt Service Amount (Amortizing). With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-Off Date Loan Amount. This procedure was not performed for those Mortgage Assets with a Most Recent NCF of “N/A.”

With respect to Characteristic 76, we recomputed the 2nd Most Recent DSCR (NCF) by dividing the (i) 2nd Most Recent NCF by (ii) annualized Monthly Debt Service Amount (Amortizing). With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-Off Date Loan Amount. This procedure was not performed for those Mortgage Assets with a 2nd Most Recent NCF of “N/A.”

With respect to Characteristic 82, we recomputed the 3rd Most Recent DSCR (NCF) by dividing the (i) 3rd Most Recent NCF by (ii) annualized Monthly Debt Service Amount (Amortizing). With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by their respective Cut-Off Date Loan Amount. This procedure was not performed for those Mortgage Assets with a 3rd Most Recent NCF of “N/A.”

With respect to Characteristic 85, we recomputed the Monthly Rent Per Unit by dividing the (i) aggregate gross potential rent (as set forth on or derived from the Rent Roll) by (ii) Total Units. At the request of representatives of Freddie Mac, Monthly Rent Per Unit differences of five dollars or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 100, we recomputed the % of GPR from Commercial Rental Income by dividing the (i) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) by (ii) sum of the (a) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) and (b) Freddie Mac proforma gross potential rent - residential (as set forth on the Investment Brief or ASR). This procedure was not performed for those Mortgage Assets with an Amount Sq. Ft – Commercial of “N/A.”

With respect to Characteristic 128, we recomputed the CDCR (combined DCR) by dividing the (i) UW NCF by (ii) sum of the (a) annualized Monthly Debt Service Amount (Amortizing) and (b) annualized existing financing monthly debt service (as set forth on the Secondary Financing Document). With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-Off Date Loan Amount. This procedure was not performed for those Mortgage Assets with an Additional Financing Amount (Existing) of “N/A” or with existing financing where regular scheduled payments are only repaid from excess or residual cash flow (as set forth on the Secondary Financing Document).

With respect to Characteristic 129, we recomputed the CLTV (combined LTV) by dividing the (i) sum of the (a) Cut-Off Date Loan Amount and (b) aggregate Additional Financing Amount (Existing) by (ii) Appraised Value. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-Off Date Loan Amount. This procedure was not performed for those Mortgage Assets with an Additional Financing Amount (Existing) of “N/A” or with existing financing where regular scheduled payments are only repaid from excess or residual cash flow (as set forth on the Secondary Financing Document).

With respect to Characteristic 169, we recomputed the Administration Fee Rate as the sum of the (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, (iv) Master Servicing Surveillance Fee, (v) Special Servicing Surveillance Fee and (vi) CREFC® Royalty Fee.

With respect to Characteristic 170, we recomputed the Net Mortgage Interest Rate by subtracting the (i) Administration Fee Rate from (ii) Gross Interest Rate.